Deferred tax liabilities (Tables)	12 Months Ended
Apr. 30, 2025
Deferred Tax Liabilities
Schedule of movements in deferred tax liabilities

Movements in deferred tax liabilities during the financial year were as follows:

	At May 1, 2023	Recognized in profit or loss	At May 1, 2024/ April 30, 2024	Recognized in profit or loss	At April 30, 2025	At April 30, 2025
	SGD	SGD	SGD	SGD	SGD	USD
Deferred tax liabilities
Excess of net book value of property, plant and equipment over tax values	96,856	(17,508)	79,348	(11,124)	68,224	52,263